Income Taxes - Operating loss (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating Loss Carryforwards [Line Items]
Valuation allowance increase (decrease)	$ (9.4)	$ 8.5	$ 9.1
Federal
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	110.9
State
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	65.9
R&D credit
Operating Loss Carryforwards [Line Items]
Credit carryforwards	$ 1.4